H1 Taxes	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
H1 Taxes

Taxes

The Company’s tax expense for 2023 was SEK –2,785 (–5,497) million or
–11.9% (22.3%) of income after financial items. The tax rate may vary between years depending on business and geographical mix.

Income taxes recognized in the income statement
	2023	2022	2021
Current income taxes for the year	–4,289	–7,353	–6,110
Current income taxes related to prior years	118	253	–337
Deferred tax income/expense (+/–)	1,406	1,617	188
Share of taxes in joint ventures and associated companies	–20	–14	–11
Income tax expense	–2,785	–5,497	–6,270
A reconciliation between reported tax expense for the year and the theoretical tax expense that would arise when applying the
statutory tax rate in Sweden, 20.6% (20.6% in 2022, 20.6% in 2021), on the consolidated income before taxes, is shown in the table below.
In 2023 the tax rate is negatively impacted by the effect on the non-tax deductible goodwill impairment related to Vonage of SEK 31.9 billion. In 2022 taxes were positively impacted by SEK 411 (969 in 2021) million as a result of utilization of previously expensed withholding tax assets in Sweden and negatively impacted by the tax effect of the provision for the Department of Justice (DOJ) settlement of SEK 450 million.

Reconciliation of Swedish income tax rate with effective tax rate
	2023	2022	2021
Calculated tax expense at Swedish tax rate of 20.6%	4,804	–5,070	–6,025
Effect of foreign tax rates	–884	–605	–324
Current income taxes related to prior years	118	253	–337
Remeasurement of tax loss carry-forwards	–28	–49	–175
Remeasurement of deductible temporary differences	394	15	220
Withholding tax expense	–217	–	–
Recognition of previously expensed withholding tax	–	411	969
Tax effect of non-deductible expenses	–7,311	–760	–975
Tax effect of non-taxable income	335	327	392
Tax effect of changes in tax rates	4	–19	–15
Income tax expense	–2,785	–5,497	–6,270
Effective tax rate	–11.9%	22.3%	21.4%
Deferred tax balances
Deferred tax assets and liabilities are derived from the balance sheet items as shown in the table below. The table includes the IAS 12 amendments on deferred tax arising from
 a
single transaction effective January 1, 2023 and the comparables have been updated accordingly.

Tax effects of temporary differences and tax loss carry-forwards
	Deferred tax assets	Deferred tax liabilities	Net balance
2023
Intangible assets and property, plant and equipment	1,195	7,193
RoU lease assets and similar assets	–	1,272
Current assets	3,413	1,313
Post-employment benefits	5,297	477
Provisions	3,980	–
RoU lease liabilities and similar liabilities	1,337	–
Deferred tax credits	5,453	–
Other	2,095	178
Loss carry-forwards	6,158	–
Deferred tax assets/liabilities	28,928	10,433	18,495
Netting of assets/liabilities	–6,553	–6,553
Deferred tax balances, net	22,375	3,880	18,495

2022
Intangible assets and property, plant and equipment	1,098	8,136
RoU lease assets and similar assets	–	1,311
Current assets	3,605	1,055
Post-employment benefits	5,558	571
Provisions	5,215	–
RoU lease liabilities and similar liabilities	1,394	–
Deferred tax credits	2,081	–
Other	1,837	295
Loss carry-forwards	5,190	–
Deferred tax assets/liabilities	25,978	11,368	14,610
Netting of assets/liabilities	–6,584	–6,584
Deferred tax balances, net	19,394	4, 784	14,610

Changes in deferred taxes, net
	2023	2022
Opening balance, net	14,610	22,225
Recognized in net income	1,406	1,617
Recognized in other comprehensive income	–631	–2,099
Balances regarding acquired/divested businesses	–57	–3,911
Deferred tax credits increase (+) / utilization (–)	3,249	–3,586
Translation difference	–82	364
Closing balance, net	18,495	14,610
Total tax reported in other comprehensive income (OCI) amounted to SEK –494
(–2,980) million, of which actuarial gains and losses related to pensions constituted SEK –251 (–2,093) million, revaluation of borrowings SEK 137 (–212) million, cash flow hedges SEK –380 (–671) million and non-controlling interests SEK 0 (–4) million. Of the total tax effect reported in OCI, SEK –631 (–2,099) million is deferred tax and SEK 137 (–881) million is current tax.
As a result of parent company exemptions from tax on dividends from subsidiaries and on capital gains on disposal, there are no significant taxable temporary differences associated with investments in subsidiaries, branches, associates and joint ventures.

Tax loss carry-forwards
Significant tax assets regarding tax loss carry-forwards are reported to the extent that realization of the related tax benefit through future taxable profits is probable also when considering the period during which these can be utilized, as described below.
The majority of the recognized tax loss carry-forwards pertains to Sweden,
US
, Brazil and Mexico. These countries have long or indefinite periods of utilization. Of the total SEK 6,158 (5,190) million recognized deferred tax assets related to tax loss carry-forwards, SEK 4,172 (3,508) million relates to Sweden.
Future income projections support the conclusion that the deferred tax assets will be utilized in the foreseeable future.
As of December 31, 2023, the recognized tax loss carry-forwards amounted to SEK 27,666 (23,438) million. The tax value of the tax loss carry-forward is reported as a tax asset based on the utilization period and the expectation that the group will realize a significant taxable income to offset these loss carry-forwards.
Tax
loss carry-forwards of SEK 8,918 (8,490) million at a tax value of SEK 1,819 (1,777) million have not been recognized due to judgments that they are unlikely to be utilizable against future taxable profits in the respective jurisdictions. The majority of both recognized and unrecognized tax loss carry-forwards have an expiration date in excess of five years. The majority of unrecognized tax loss carry-forwards pertains to
US, UK
and Ireland. The final years which the recognized and unrecognized tax loss carry-forwards can be utilized are shown in the following table.

Tax loss carry-forwards
	Recognized tax loss		Unrecognized tax loss
Year of expiration	Tax loss carry-forwards	Tax value	Tax loss carry-forwards	Tax value
2024	15	3	159	20
2025	16	3	153	20
2026	124	31	151	25
2027	1,101	281	92	10
2028	1,688	373	100	13
2029 or later (also includes unlimited carry-forwards)	24,722	5,467	8,263	1,731
Total	27,666	6,158	8,918	1,819

Deferred tax credits
In addition to deferred tax credits of SEK 5,453 (2,081) million recognized in 2023, unused deferred tax credits, relating mainly to R&D tax credits, for which no deferred tax asset was recognized in the consolidated balance sheet
amounted to SEK 1,148 (1,296) million. The final years in which the tax credits can be utilized are shown in the below table.
Risk assessment on the business plans is carried out on a regular basis, and deferred tax asset recoverability analysis will be performed if conditions suggest that such assets might need to be impaired.

Deferred tax credits
	Recognized deferred tax credits	Unrecognized deferred tax credits
Year of expiration	Tax Value	Tax Value
2024	99	135
2025	938	108
2026	46	125
2027	1,778	133
2028	1,521	8
2029 or later	1,071	639
Total	5,453	1,148
The Group has applied the temporary exception issued by the IASB in May 2023 from the accounting requirements for deferred taxes in IAS 12. Accordingly, the Group neither recognises nor discloses information about any deferred tax assets or liabilities related to Pillar Two income taxes. See also note A1 “Material accounting policies” for more information.